Consolidated Statements of Changes In Shareholders' Equity	CAD ($) shares	Matricis Informatique Inc. CAD ($) shares	Alithya Travercent LLC CAD ($) shares	Askida Inc. CAD ($) shares	Subordinate Voting Shares CAD ($) shares	Subordinate Voting Shares Matricis Informatique Inc. CAD ($) shares	Subordinate Voting Shares Alithya Travercent LLC CAD ($) shares	Subordinate Voting Shares Askida Inc. CAD ($) shares	Subordinate Voting Shares and Multiple Voting Shares shares	Share Capital CAD ($)	Share Capital Matricis Informatique Inc. CAD ($)	Share Capital Alithya Travercent LLC CAD ($)	Share Capital Askida Inc. CAD ($)	Share Capital Class A Shares CAD ($)	Share Capital Subordinate Voting Shares CAD ($) shares	Share Capital Subordinate Voting Shares Matricis Informatique Inc. CAD ($) shares	Share Capital Subordinate Voting Shares Alithya Travercent LLC CAD ($) shares	Share Capital Subordinate Voting Shares Askida Inc. CAD ($) shares	Share Capital Multiple Voting Shares CAD ($) shares	Share Capital Subordinate Voting Shares and Multiple Voting Shares CAD ($)	Deficit CAD ($)	Accumulated Other Comprehensive Income (loss) CAD ($)	Contributed Surplus CAD ($)	Contributed Surplus Subordinate Voting Shares CAD ($)	Contributed Surplus Subordinate Voting Shares and Multiple Voting Shares CAD ($)	Shares outstanding shares
Balance at Mar. 31, 2019	$ 151,456,000									$ 186,861,000											$ (39,113,000)	$ 1,469,000	$ 2,239,000
Balance (in shares) at Mar. 31, 2019 | shares	55,665,476														48,496,492				7,168,984
Profit (loss)	$ (39,667,000)																				(39,667,000)
Other comprehensive loss	4,654,000																					4,654,000
Comprehensive loss	(35,013,000)																				(39,667,000)	4,654,000
Share-based compensation	$ 1,050,000																						1,050,000
Number of share options exercised in share-based payment arrangement (in shares) | shares	53,987
Issuance of Class shares					$ 201,000									$ 201,000
Issuance of Class shares (in shares) | shares					53,987
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options					$ 165,000										$ 201,000									$ (36,000)
Share-based compensation on shares vested during the year, issued on business acquisitions	$ 1,868,000									407,000					407,000								1,461,000
Issuance of Subordinate Voting Shares from settlement of DSU					$ 23,000										$ 23,000									(23,000)
Repurchase of equity interests issued on business acquisition	0
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					5,514										5,514
Issuance of shares on business acquisition		$ 1,800,000	$ 3,870,000	$ 2,173,000		$ 1,800,000	$ 3,870,000	$ 2,172,500			$ 1,800,000	$ 3,870,000	$ 2,173,000			$ 1,800,000	$ 3,870,000	$ 2,173,000
Issuance of shares on business acquisition (in shares) | shares		473,646	1,274,510	600,384		473,646	1,274,510	600,384								473,646	1,274,510	600,384
Total contributions by, and distributions to, shareholders	$ (10,926,000)									(8,474,000)													(2,452,000)
Total contributions by, and distributions to, shareholders (in shares) | shares	2,408,041
Balance at Mar. 31, 2020	$ 127,369,000									195,335,000											(78,780,000)	6,123,000	4,691,000
Balance (in shares) at Mar. 31, 2020 | shares	58,073,517														50,904,533				7,168,984
Profit (loss)	$ (17,338,000)																				(17,338,000)
Other comprehensive loss	(6,631,000)																					(6,631,000)
Comprehensive loss	(23,969,000)																				(17,338,000)	(6,631,000)
Share-based compensation	1,537,000																						1,537,000
Number of share options exercised in share-based payment arrangement (in shares) | shares									156,132
Issuance of Class shares																				$ 484,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options					$ 300,000										$ 14,000				$ 470,000					(184,000)	$ (184,000)
Share-based compensation on shares vested during the year, issued on business acquisitions (in shares) | shares																										458,071
Share-based compensation on shares vested during the year, issued on business acquisitions	4,051,000									1,686,000					1,686,000								2,365,000
Issuance of Subordinate Voting Shares from settlement of DSU					$ 32,085										$ 32,000									$ (32,000)
Repurchase of equity interests issued on business acquisition	(1,276,000)																				(72,000)		(1,204,000)
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					7,718										7,718
Issuance of shares on business acquisition						$ 600,000		$ 1,086,250
Issuance of shares on business acquisition (in shares) | shares						157,882		300,189
Total contributions by, and distributions to, shareholders	$ (4,612,000)									(2,202,000)											(72,000)		(2,482,000)
Total contributions by, and distributions to, shareholders (in shares) | shares	621,921
Balance at Mar. 31, 2021	$ 108,012,000									$ 197,537,000											$ (96,190,000)	$ (508,000)	$ 7,173,000
Balance (in shares) at Mar. 31, 2021 | shares	58,695,438														51,373,822				7,321,616